Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other receivables
Schedule of Prepayments and other receivables

Amounts in US$ '000	2024	2023
V.A.T.	3,734	4,310
Income tax payments in advance	1,112	3,685
Other prepaid taxes	227	23
To be recovered from co-venturers (Note 34)	9,740	8,630
Prepayments and other receivables	13,484	12,311
Advanced payment for business transaction in Argentina (a)	54,084	—
	82,381	28,959
Classified as follows:
Current	79,731	25,896
Non-current	2,650	3,063
	82,381	28,959
(a)	This advanced payment was composed of US$ 38,000,000 for the acquisition of working interests in four unconventional blocks and US$ 16,084,000 for the acquisition of midstream capacity. See Note 35.1.

Schedule of Movements on the Group Provision for Impairment

Amounts in US$ '000	2024	2023
At January 1	18	14
Foreign exchange gain (loss)	(2)	4
	16	18